Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets
3. GOODWILL AND INTANGIBLE ASSETS

At December 31, 2012 and 2011, goodwill is the only intangible asset that is not subject to amortization. The following table summarizes intangible assets with determinable useful lives by major category as of December 31, 2012 and 2011:

(in thousands except weighted average amortization years)	Weighted
	Average	2012		2011
	Amortization		Accumulated		Accumulated
	Years	Cost	Amortization	Cost	Amortization
Technological know-how	20.0	$8,443	$(4,842)	$8,776	$(4,622)
Customer relationships	20.0	7,871	(3,866)	7,838	(3,399)
Patents, trademarks, non-compete agreements and other	18.7	9,617	(5,645)	9,279	(5,212)
Total finite-lived intangibles	19.5	$25,931	$(14,353)	$25,893	$(13,233)

Amortization of intangible assets was $1.4 million in 2012 and $1.3 million in both 2011 and 2010. Estimated amortization expense each year for the five years subsequent to December 31, 2012, is $1.3 million in each year from 2013 through 2017.

The changes in goodwill for the years ended December 31, 2012 and 2011, by reportable business segment, were as follows:

	Flavors &		Corporate
(in thousands)	Fragrances	Color	& Other	Consolidated
Balance as of December 31, 2010	$136,392	$304,615	$4,108	$445,115
Goodwill of acquired business	—	7,962	—	7,962
Currency translation impact	(3,700)	(5,198)	186	(8,712)
Balance as of December 31, 2011	132,692	307,379	4,294	444,365
Currency translation impact	3,092	4,271	(410)	6,953
Balance as of December 31, 2012	$135,784	$311,650	$3,884	$451,318